LEASES (Schedule of Future Minimum Payments for Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Future Minimum Lease Payments For Capital Assets And Future Minimum Rental Payments for Operating Leases [Line Items]
Capital Leases, 2013	$ 9,853
Capital Leases, 2014	8,187
Capital Leases, 2015	4,994
Capital Leases, 2016	2,250
Capital Leases, 2017	407
Capital Leases Thereafter	0
Current liabilities
Schedule Of Future Minimum Lease Payments For Capital Assets And Future Minimum Rental Payments for Operating Leases [Line Items]
Present value of net minimum lease payments included in current liabilities	9,900
Land, Buildings and Recreational Facilities with initial non-cancelable lease terms
Schedule Of Future Minimum Lease Payments For Capital Assets And Future Minimum Rental Payments for Operating Leases [Line Items]
Capital Leases, 2013	11,399
Operating Leases, 2013	19,953
Capital Leases, 2014	8,980
Operating Leases, 2014	19,295
Capital Leases, 2015	5,322
Operating Leases, 2015	17,155
Capital Leases, 2016	2,357
Operating Leases, 2016	16,096
Capital Leases, 2017	404
Operating Leases, 2017	14,655
Capital Leases Thereafter	0
Operating Leases, Thereafter	107,022
Captial Leases, Minimum lease payments	28,462
Operating Leases, Minimum lease payments	194,176
Less: imputed interest component	2,771
Present value of net minimum lease payments included in current liabilities	$ 25,691